Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000149725
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	I Class Shares
Trading Symbol	LPCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, I Class Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 100,434,053
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 14,523
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$100,434,053	326	$14,523	95%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Foreign Government Bond	0.4%
Short-Term Investments	0.4%
Municipal Bonds	0.6%
Real Estate	0.6%
Consumer Staples	1.2%
Consumer Discretionary	1.9%
Materials	1.9%
Information Technology	2.3%
Health Care	2.5%
Industrials	2.6%
Utilities	3.6%
Energy	4.0%
Communication Services	3.9%
Asset-Backed Securities	7.3%
Financials	10.1%
U.S. Treasury Obligations	20.2%
Mortgage-Backed Securities	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.750%	04/15/28	3.3%
U.S. Treasury Notes	4.250%	01/15/28	3.2%
U.S. Treasury Bonds	4.750%	02/15/45	2.5%
U.S. Treasury Bonds	3.125%	05/15/48	2.1%
U.S. Treasury Bonds	3.000%	02/15/49	2.0%
U.S. Treasury Bonds	4.625%	02/15/55	1.6%
U.S. Treasury Notes	4.000%	04/30/32	1.5%
U.S. Treasury Bonds	4.500%	11/15/54	1.4%
FNMA	5.500%	05/01/55	1.3%
FNMA	2.000%	06/01/51	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents/
C000149726
Shareholder Report [Line Items]
Fund Name	MetLife Core Plus Fund
Class Name	R Class Shares
Trading Symbol	LPCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about R Class Shares of the MetLife Core Plus Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://investments.metlife.com/mutual-fund-documents/. You can also request this information by contacting us at 800-252-4993.
Additional Information Phone Number	800-252-4993
Additional Information Website	https://investments.metlife.com/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MetLife Core Plus Fund, R Class Shares	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
AssetsNet	$ 100,434,053
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 14,523
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$100,434,053	326	$14,523	95%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Foreign Government Bond	0.4%
Short-Term Investments	0.4%
Municipal Bonds	0.6%
Real Estate	0.6%
Consumer Staples	1.2%
Consumer Discretionary	1.9%
Materials	1.9%
Information Technology	2.3%
Health Care	2.5%
Industrials	2.6%
Utilities	3.6%
Energy	4.0%
Communication Services	3.9%
Asset-Backed Securities	7.3%
Financials	10.1%
U.S. Treasury Obligations	20.2%
Mortgage-Backed Securities	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.750%	04/15/28	3.3%
U.S. Treasury Notes	4.250%	01/15/28	3.2%
U.S. Treasury Bonds	4.750%	02/15/45	2.5%
U.S. Treasury Bonds	3.125%	05/15/48	2.1%
U.S. Treasury Bonds	3.000%	02/15/49	2.0%
U.S. Treasury Bonds	4.625%	02/15/55	1.6%
U.S. Treasury Notes	4.000%	04/30/32	1.5%
U.S. Treasury Bonds	4.500%	11/15/54	1.4%
FNMA	5.500%	05/01/55	1.3%
FNMA	2.000%	06/01/51	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	800-252-4993
Updated Prospectus Web Address	https://investments.metlife.com/mutual-fund-documents/